15. COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Commitments Tables
Lease payments	The Company is committed to make lease payments for the rental of office space as follows:
2012	$155,558
2013	209,511
2014	206,180
2015	209,987
2016	212,706
2017	88,628
$1,082,570